Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2012
Carrying Amounts And Estimated Fair Values Of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2011 and 2012. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥5,608	5,608	¥5,479	5,479
Foreign exchange contracts	24	24	21	21
Financial liabilities:
Foreign exchange contracts	6	6	0	0

Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis By Level

As of March 31, 2011 and 2012, carrying amount of assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,608	5,608	—	—
Foreign exchange contracts	24	—	24	—

Total assets measured at fair value	5,632	5,608	24	—

Liabilities
Foreign exchange contracts	6	—	6	—

Total liabilities measured at fair value	¥6	—	6	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,479	5,479	—	—
Foreign exchange contracts	21	—	21	—

Total assets measured at fair value	5,500	5,479	21	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

Changes In Level 3 Financial Assets And Liabilities Measured On A Recurring Basis

Changes in the Level 3 assets and liabilities measured on a recurring basis for the years ended March 31, 2011 and 2012 were as follows:

	Yen (Millions)
	2011
	Debt Securities	Total

Balance at beginning of year	¥411	411
Translation adjustments	(43)	(43)
Transfers out of Level 3	(368)	(368)

Balance at end of year	¥—	—

	Yen (Millions)
	2012
	Debt Securities	Total
Balance at beginning of year	¥—	—
Acquisition of Verigy	1,685	1,685
Sales	(1,649)	(1,649)
Translation adjustments	(36)	(36)

Balance at end of year	¥—	—

Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis By Level

As of March 31, 2011 and 2012, carrying amount of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2011 and 2012, was as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2011
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥12	—	—	12	(86)

Total gains (losses) for assets held as of March 31, 2011					(86)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2012
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	400	—	400	0	(995)
Assets held for sale	1,471	—	—	1,471	(920)

Total assets measured at fair value	1,871	—	400	1,471

Total gains (losses) for assets held as of March 31, 2012					(1,915)